Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Premises and Equipment

Premises and equipment at December 31, 2013 and 2012 consisted of the following:

(Dollars in thousands)	2013	2012
Land	$77,113	$81,761
Buildings	217,469	221,022
Furniture, fixtures and equipment	110,663	101,907

Total premises and equipment	405,245	404,690
Accumulated depreciation	(117,735)	(101,167)

Total premises and equipment, net	$287,510	$303,523

Schedule of Minimum Future Annual Rent Commitments

Minimum future annual rent commitments under these agreements for the indicated periods follow:

(Dollars in thousands)
2014	$11,357
2015	10,404
2016	8,925
2017	7,242
2018	6,411
2019 and thereafter	36,985

$81,324